DEFERRED INCOME	9 Months Ended
Sep. 30, 2024
Schedule Of Deferred Income
DEFERRED INCOME

11.	DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

As at	September 30, 2024	December 31, 2023
Deferred income from customers	$-	$12,112
Deferred income from government	83,100	95,562
	$83,100	$107,674
Current portion	$14,428	$12,112
Long-term portion	68,672	95,562
	$83,100	$107,674

Deferred revenue of $14,428 as of September 30, 2024 is expected to be recognized as revenue within one year. The remaining is related to a long-term support and maintenance arrangements and will be recognized according to the terms of these arrangements over the next 4 years.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)